Warrant Liability - Change in fair value (Details) £ in Thousands	6 Months Ended
Jun. 30, 2024 GBP (£)
Disclosure of fair value measurement of liabilities [line items]
Warrant liability, beginning balance	£ 907
Warrant liability, ending balance	610
Warrant liabilities
Disclosure of fair value measurement of liabilities [line items]
Warrant liability, beginning balance	907
Change in fair value	(305)
Exchange differences on translation	8
Warrant liability, ending balance	£ 610